MATERIAL RELATED PARTY DISCLOSURE	12 Months Ended
Dec. 31, 2012
MATERIAL RELATED PARTY DISCLOSURE [Abstract]
MATERIAL RELATED PARTY DISCLOSURE
24	MATERIAL RELATED PARTY DISCLOSURE

During the year ended December 31, 2010, 2011 and 2012, the Group recognized net sales of $7,495, $5,783 and $1,794 to G.M.I. Technology Inc. ("GMI") respectively. As of December 31, 2011 and 2012, amount due from a related party represented an account receivable from GMI of $9 and $340 respectively. GMI's president is an immediate family member of the Group's Director.

As of December 31, 2011 and 2012, the Group had an amount due from an equity method investee, Beijing Actions, of $64 and $79, respectively.